Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	386,300,000	386,300,000	386,300,000
Common stock, shares issued	83,645,759	79,738,747	69,345,606
Common stock, shares outstanding	83,645,759	79,738,747	69,345,606
Debt issuance costs, net	$ 505	$ 1,101	$ 792
Convertible debt, fair value disclosures	$ 53,838	$ 34,803
Temporary Equity, Shares Authorized	186,388,450	186,388,450	186,388,450
Temporary Equity, Shares Issued	125,817,855	125,472,147	120,384,609
Temporary Equity, Shares Outstanding	125,817,855	125,472,147	120,384,609
Temporary Equity, Liquidation Preference	$ 530,265	$ 532,138	$ 522,062
INTERPRIVATE II ACQUISITION CORP [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock | INTERPRIVATE II ACQUISITION CORP [Member]
Common stock subject to possible redemption	25,875,000	25,875,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued	200,000	200,000
Common stock, shares outstanding	200,000	200,000
Class B Common Stock | INTERPRIVATE II ACQUISITION CORP [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	6,468,750	6,468,750
Common stock, shares outstanding	6,468,750	6,468,750
Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Temporary Equity, Shares Authorized	186,388,450	186,388,450	186,388,450
Series A Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	14,497,716	14,497,716	14,497,716
Temporary Equity, Shares Issued	10,678,459	10,678,459	7,702,462
Temporary Equity, Shares Outstanding	10,678,459	10,678,459	7,702,462
Temporary Equity, Liquidation Preference	$ 10,918	$ 10,918	$ 7,875
Series B Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	11,980,730	11,980,730	11,980,730
Temporary Equity, Shares Issued	5,216,044	5,119,213	4,715,258
Temporary Equity, Shares Outstanding	5,216,044	5,119,213	4,715,258
Temporary Equity, Liquidation Preference	$ 8,407	$ 8,251	$ 7,600
Series C Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	18,526,490	18,526,490	18,526,490
Temporary Equity, Shares Issued	10,836,279	10,836,279	10,718,119
Temporary Equity, Shares Outstanding	10,836,279	10,836,279	10,718,119
Temporary Equity, Liquidation Preference	$ 23,844	$ 23,844	$ 22,834
Series D Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	53,868,628	53,868,628	53,868,628
Temporary Equity, Shares Issued	49,783,894	49,783,894	49,672,398
Temporary Equity, Shares Outstanding	49,783,894	49,783,894	49,672,398
Temporary Equity, Liquidation Preference	$ 345,712	$ 345,713	$ 343,923
Series E Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	87,514,886	87,514,886	87,514,886
Temporary Equity, Shares Issued	49,303,179	49,054,302	47,576,372
Temporary Equity, Shares Outstanding	49,303,179	49,054,302	47,576,372
Temporary Equity, Liquidation Preference	$ 141,383	$ 143,412	$ 139,830